Business Combinations (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Jul. 25, 2017 EUR (€)	Feb. 28, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 27, 2016 Center	Sep. 30, 2016 EUR (€)	Nov. 16, 2015 EUR (€)	Feb. 14, 2014 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)		€ 4,590,498	€ 3,532,359						€ 3,643,995
Hologic acquisition
Disclosure of detailed information about business combination [line items]
Payment in cash							$ 1,865,000	€ 1,734,077
Result of the cancellation of the existing contract							45,057	41,894
Total business combination cost							1,910,057	1,775,971
Fair value of net assets acquired							332,923	309,551
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)							1,577,134	1,466,420
Expenses incurred for acquisition		13,000							€ 5,100
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired
Property, plant and equipment							26,424	24,569
Deferred tax assets							18,000	16,736
Inventories							32,434	30,157
Total assets							377,923	351,392
Current provisions							45,000	41,841
Total liabilities and contingent liabilities							45,000	41,841
Total net assets acquired							332,923	309,551
Hologic acquisition | R&D in progress
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired
Intangible assets							148,157	137,756
Hologic acquisition | Other Intangible assets
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired
Intangible assets							$ 152,908	€ 142,174
Kiro Grifols S.L (Spain) (formerly Kiro Robotics S.L)
Disclosure of detailed information about business combination [line items]
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)		€ 26,510
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired
Share capital increase				€ 12,800							€ 21,000
Additional stake acquired (as a percent)				40.00%							50.00%
Ownership in subsidiary ( as a percent)		90.00%
Kiro Grifols S.L (Spain) (formerly Kiro Robotics S.L) | Socios Fundadores Kiro, S.L.
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired
Ownership in subsidiary held by noncontrolling interests (as a percent)		10.00%
Kedplamsa acquisition
Disclosure of detailed information about business combination [line items]
Payment in cash					$ 47,083	€ 44,238
Total business combination cost					47,083	44,238
Fair value of net assets acquired					4,403	4,137
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)					42,680	40,101
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired
Property, plant and equipment						3,698
Total net assets acquired					$ 4,403	€ 4,137
Number of Plasma Donor Centers acquired | Center										6
Advance paid for acquisition | $	$ 15,000
VCN Bioscience S.L
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities acquired
Ownership in subsidiary ( as a percent)			68.01%
Increase in share capital due to investments in projects												€ 2,549	€ 700